UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01792
Van Kampen Capital Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.6%
Air Freight & Logistics 3.7%
C.H. Robinson Worldwide, Inc.	933,650	$53,918,288
Expeditors International of Washington, Inc.	2,097,715	73,734,682

		127,652,970

Application Software 3.6%
Adobe Systems, Inc. (a)	1,499,292	49,536,608
Salesforce.com, Inc. (a)	1,325,600	75,466,408

		125,003,016

Casinos & Gaming 4.8%
Las Vegas Sands Corp. (a)	2,948,772	49,657,320
Wynn Resorts Ltd. (a)	1,633,357	115,788,678

		165,445,998

Communications Equipment 5.2%
Cisco Systems, Inc. (a)	3,548,163	83,523,757
QUALCOMM, Inc.	600,419	27,006,847
Research In Motion Ltd. (Canada) (a)	1,052,759	71,113,870

		181,644,474

Computer Hardware 6.7%
Apple, Inc. (a)	1,256,254	232,871,804

Construction Materials 2.7%
Cemex SAB de CV — ADR (Mexico) (a)	3,225,818	41,677,569
Martin Marietta Materials, Inc.	570,235	52,501,536

		94,179,105

Consumer Finance 4.2%
American Express Co.	1,995,839	67,658,942
Redecard SA (Brazil)	5,143,342	79,112,706

		146,771,648

Data Processing & Outsourced Services 3.9%
MasterCard, Inc., Class A	494,631	99,989,657
Visa, Inc., Class A	533,849	36,894,304

		136,883,961

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Department Stores 0.9%
Sears Holdings Corp. (a)	457,074	$29,851,503

Distributors 2.8%
Li & Fung Ltd. (Bermuda)	24,494,000	98,765,492

Diversified Commercial & Professional Services 0.7%
Corporate Executive Board Co.	1,033,591	25,736,416

Electrical Components & Equipment 0.7%
First Solar, Inc. (a)	165,161	25,246,510

Fertilizers & Agricultural Chemicals 4.5%
Monsanto Co.	1,999,085	154,729,179

Health Care Equipment 2.0%
Gen-Probe, Inc. (a)	474,803	19,675,836
Intuitive Surgical, Inc. (a)	192,614	50,513,022

		70,188,858

Human Resource & Employment Services 0.7%
Monster Worldwide, Inc. (a)	1,284,907	22,460,174

Internet Retail 6.4%
Amazon.com, Inc. (a)	2,377,551	221,968,161

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Internet Software & Services 14.1%
Baidu, Inc. — ADR (Cayman Islands) (a)	214,234	$83,776,206
eBay, Inc. (a)	2,600,176	61,390,155
Google, Inc., Class A (a)	458,315	227,255,493
Tencent Holdings Ltd. (Cayman Islands)	7,261,200	118,145,989

		490,567,843

Life Sciences Tools & Services 2.7%
Illumina, Inc. (a)	2,215,550	94,160,875

Marine Ports & Services 1.3%
China Merchants Holdings International Co., Ltd. (China)	13,562,000	44,973,052

Multi-Line Insurance 1.6%
Loews Corp.	1,628,435	55,773,899

Multi-Sector Holdings 2.5%
Leucadia National Corp. (a)	3,560,664	88,019,614

Oil & Gas Exploration & Production 5.6%
Range Resources Corp.	998,022	49,262,366
Ultra Petroleum Corp. (Canada) (a)	2,932,633	143,581,712

		192,844,078

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Other Diversified Financial Services 2.5%
BM&F BOVESPA SA (Brazil)	11,560,284	$85,220,879

Pharmaceuticals 1.3%
Allergan, Inc.	792,950	45,007,842

Property & Casualty Insurance 2.1%
Berkshire Hathaway, Inc., Class B (a)	21,411	71,148,753

Publishing 0.7%
McGraw-Hill Cos., Inc.	957,711	24,076,854

Real Estate Management & Development 3.9%
Brookfield Asset Management, Inc., Class A (Canada)	5,892,581	133,820,514

Restaurants 2.6%
Starbucks Corp. (a)	4,359,665	90,027,082

Specialized Finance 1.8%
CME Group, Inc.	207,342	63,900,731

Systems Software 0.9%
VMware, Inc., Class A (a)	745,703	29,954,889

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.5%
America Movil SAB de CV, Ser L — ADR (Mexico)	1,222,343	$53,575,294

Total Long-Term Investments 98.6% (Cost $3,913,571,447)		$3,422,471,468

Repurchase Agreements 1.6%
Banc of America Securities ($13,434,093 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $13,434,108)		13,434,093
JPMorgan Chase & Co. ($40,506,269 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $40,506,325)		40,506,269
State Street Bank & Trust Co. ($2,259,638 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $2,259,638)		2,259,638

Total Repurchase Agreements 1.6% (Cost $56,200,000)		56,200,000

Total Investments 100.2% (Cost $3,969,771,447)		3,478,671,468

Liabilities in Excess of Other Assets (0.2%)		(5,441,800)

Net Assets 100.0%		$3,473,229,668

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Fair Value Measurements Financial Accounting Standard Board Accounting Standard Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Common Stocks
Air Freight & Logistics	$127,652,970	$—	$—	$127,652,970
Application Software	125,003,016	—	—	125,003,016
Casinos & Gaming	165,445,998	—	—	165,445,998
Communications Equipment	181,644,474	—	—	181,644,474
Computer Hardware	232,871,804	—	—	232,871,804
Construction Materials	94,179,105	—	—	94,179,105
Consumer Finance	146,771,648	—	—	146,771,648
Data Processing & Outsourced Services	136,883,961	—	—	136,883,961
Department Stores	29,851,503	—	—	29,851,503
Distributors	98,765,492	—	—	98,765,492
Diversified Commercial & Professional Services	25,736,416	—	—	25,736,416
Electrical Components & Equipment	25,246,510	—	—	25,246,510
Fertilizers & Agricultural Chemicals	154,729,179	—	—	154,729,179
Health Care Equipment	70,188,858	—	—	70,188,858
Human Resource & Employment Services	22,460,174	—	—	22,460,174
Internet Retail	221,968,161	—	—	221,968,161
Internet Software & Services	490,567,843	—	—	490,567,843
Life Sciences Tools & Services	94,160,875	—	—	94,160,875

Van Kampen Capital Growth Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Marine Ports & Services	$44,973,052	$—	$—	$44,973,052
Multi-Line Insurance	55,773,899	—	—	55,773,899
Multi-Sector Holdings	88,019,614	—	—	88,019,614
Oil & Gas Exploration & Production	192,844,078	—	—	192,844,078
Other Diversified Financial Services	85,220,879	—	—	85,220,879
Pharmaceuticals	45,007,842	—	—	45,007,842
Property & Casualty Insurance	71,148,753	—	—	71,148,753
Publishing	24,076,854	—	—	24,076,854
Real Estate Management & Development	133,820,514	—	—	133,820,514
Restaurants	90,027,082	—	—	90,027,082
Specialized Finance	63,900,731	—	—	63,900,731
Systems Software	29,954,889	—	—	29,954,889
Wireless Telecommunication Services	53,575,294	—	—	53,575,294
Repurchase Agreements	—	56,200,000	—	56,200,000

Total Investments in an Asset Position	$3,422,471,468	$56,200,000	$—	$3,478,671,468

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Capital Growth Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009